Consolidated Balance Sheets [Parenthetical] (USD $)	Sep. 30, 2011	Dec. 31, 2010
Securities held to maturity, fair value (in dollars)	$ 78,053	$ 98,388
Allowance for loan losses (in dollars)	$ 6,864,196	$ 9,132,171
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	300,060	114,540
Preferred stock, shares outstanding	300,060	114,540
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	6,709,199	6,709,199
Common stock, shares outstanding	6,500,396	6,500,396